Share-Based Compensation - Incentive Plan (Details) - 2020 Omnibus Equity Incentive Plan	12 Months Ended
Dec. 31, 2020 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of awards granted	0
Class A Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of shares reserved under the Plan	13,400,000